Principles of Consolidation (Details)	Dec. 31, 2024	Mar. 14, 2022	Feb. 15, 2022
Zhejiang Kandi Technologies [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary	50.00%	50.00%
Zhejiang Kandi Technologies [Member] | Business Combination [Member]
Principles of Consolidation [Line Items]
Voting rights percentage	100.00%
Mr. Hu Xiaoming [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary	50.00%
Kandi New Energy [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary		50.00%
Hainan Kandi Holding [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary			33.30%
Kandi Hainan [Member] | Zhejiang Kandi Technologies [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary	45.00%
Kandi Hainan [Member] | Kandi New Energy [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary	55.00%
Hainan Kandi Holding [Member] | Kandi Hainan [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary	66.70%
Hainan Kandi Holding [Member] | Jiangsu Xingchi [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary	33.30%